Audit Information	12 Months Ended
Oct. 31, 2025
Auditor [Table]
Auditor Name	Enrome LLP
Auditor Firm ID	6907
Auditor Location	Singapore
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of MaxsMaking Inc. and its subsidiaries (collectively, the “Company”) as of October 31, 2025, and the related consolidated statements of income and comprehensive income, changes in shareholders’ equity, and cash flows for the year ended October 31, 2025 and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of October 31, 2025, and the results of its operations and its cash flows for the year ended October 31, 2025, in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).